Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Dec. 31, 2021
Significant Accounting Judgments, Estimates and Assumptions
Significant Accounting Judgments, Estimates and Assumptions

4.Significant Accounting Judgments, Estimates and Assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. In preparing these consolidated ﬁnancial statements, management exercises its best judgement based upon its experience and the circumstances prevailing at that time. The estimates and assumptions are based on available information and conditions at the end of the ﬁnancial period presented and are reviewed on an ongoing basis. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

Key estimates and judgements that have a signiﬁcant inﬂuence on the amounts recognized in the Group’s consolidated financial statements are described below:

Going Concern

The financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business. Management assessed the Group’s ability to continue as a going concern and evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Group’s ability to continue as a going concern using all information available about the future, focusing on the twelve-month period after the issuance date of the financial statements.

Historically, the Group has funded its operations primarily through capital raises and loans from shareholders. In 2021, management realized plans to finance these investments and costs with the US public listing via a Reorganization which was completed in September 2021 (see note 1). Since the inception the Group has incurred recurring losses and negative cash flows from operations including accumulated losses of €717.1 million. The Group expects to continue generating operating losses for several years. Based on the business plan the Group depends on additional financing for development activities and operations.

This realization of the Reorganization has been crucial for the Group’s ability to continue as a going concern.

Based on its recurring losses from operations since inception, expectation of continuing operating losses in the future and the need to raise additional capital to finance its future operations, the Group has concluded that there is substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Leases – Lease Term

The Group has lease agreements for rental properties with material renewal options. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to extend or terminate the lease. The Group considers all relevant factors that create an economic incentive for it to exercise the respective extension option. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects whether the Group is reasonably certain to exercise or not to exercise the option to extend or terminate the lease (e.g., more than insignificant penalty, construction of significant leasehold improvements or significant customization to the leased asset).

Leases – Incremental Borrowing Rate

The Group cannot readily determine the interest rate implicit in the majority of leases, therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBRs used by the Group are calculated based on the risk-free rate, individual country risk premiums of underlying country and credit spread. The weighted average IBR in FY2021 is 3.75% (for FY2020: 4.05%).

Investment in associate – Purchase Price Allocation

The Group acquired 34.8 % of Zenlabs Energy, Inc, described in detail in note 17. Management calculated the goodwill acquired upon purchase by performing a purchase price allocation, allocating the total consideration between the fair value of the identified net assets acquired and the goodwill acquired upon purchase. Assessing the fair value of the identified net assets acquired required significant judgement. Management concluded that the fair value of the technology portfolio and the brand value acquired significantly exceeded their carrying value.

Management used the Multi-Period Excess Earnings Method (MPEEM) for the valuation of the technology portfolio. The MPEEM estimates the fair value of an intangible asset as a residual value after deducting charges for all other assets. It is assumed that the company holds only the intangible asset to be valued and leases all other assets necessary to operate the business. Contributory asset charges (CACs) reflect all return on and of the supporting assets and are deducted for the use of all other assets. The Remaining Useful Life for the technology portfolio is estimated to be 15 years.

Management used the Relief-from-Royalty (RfR) method for valuation of the Zenlabs brand. This method is based on the assumption that if the company did not own the brand, it would be willing to enter a licensing agreement for the brand. As part of this hypothetical licensing transaction, the licensee would have to pay royalty fees to the licensor. The value of the brand can thus be estimated as the present value of all future royalty payments in a hypothetical licensing transaction. Management has applied a hypothetical royalty rate of 0.93 % based on comparable industry peers. The remaining useful life for the brand asset is estimated to be 15 years.

Share-based Payments

Significant judgments were made in determining the valuation of shares prior to the Reorganization. Determining the value of the shares, the following methods have been used:

●	For all periods prior to the Reorganization, a hybrid model between option pricing methods (Black-Scholes) and probability-weighted expected return method has been used.
●	Prior to the Reorganization, the past financing rounds have been used as an approximation of the equity value of the shares without any impact of the Reorganization; these calculations were performed with an option pricing method to reflect the value of different share classes.
●	On and after December 31, 2020, the expected share value from the Reorganization has been used for this scenario.
●	After the Reorganization, the market value of the publicly traded share has been used.

An option pricing model (Black-Scholes) has been used for the determination of the fair value of awards. A simplified approach has been used in cases where share options have been deep in the money, so that the intrinsic value could serve as an approximation for the value of the option.

Estimates also require the determination of the most appropriate inputs to the valuation model when calculating the fair value of the share option, such as the volatility of stock price, the discount for lack of marketability, and the probability and timing of an exit event. For the parameters used to calculate the fair value within 2021 we refer to note 22. For cash-settled share-based payment transactions, the liability has to be remeasured at the end of each reporting period until the date of settlement, with any changes in fair value recognized in profit or loss. This requires a reassessment of the estimates used at the end of each reporting period.

Performance-based Stock Options

For the performance-based stock options, the service-based condition is predetermined and does not require any assumptions or estimates. For valuation purposes the performance condition is assumed to be fulfilled in 4 years as a weighted average assumption. This assumption is reassessed at every reporting date.

Success Fees

The number of financing rounds with expected amounts raised and their probabilities are the significant estimates for the valuation of the success fees. The weighted average expected timing of fulfillment of the performance condition is 20 months with a weighted average probability of 69%.

Share listing expense

For the share listing expense, the Group has assessed the discount for lack of marketability on 5 % for the transfer restrictions imposed on Sponsor Lock-Up Shares and Sponsor Earnout Shares.

Convertible Loans and Embedded Derivatives

The initial fair value of the convertible loans (before bifurcation of the embedded derivatives) as well as the subsequent measurement of the embedded derivatives is calculated using an internal valuation model and many of the input parameters are not observable. Therefore, this valuation is considered highly judgmental. For detailed information on the convertible loans and its embedded derivatives, especially a description of the valuation model, the input parameters as well as a sensitivity analysis, see note 28.

Warrants

The fair value of the Private Warrants is deemed to be equal to the fair value of the Public Warrants. The Private Warrants are identical to the Public Warrants, except that the Private Warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination. Additionally, the Private Warrants will not be redeemable by Lilium so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Warrants are held by holders other than the initial purchaser or their permitted transferees, the Private Warrants will be redeemable by Lilium and exercisable by such holders on the same basis as the Public Warrants.

The Group has certain redemption rights depending on the share price of which one only relates to the Public Warrants, but given the other elements in the agreement, the Group has a certain economic incentive to call for redemption of all Warrants before a certain share price. Consequently, management has applied the same valuation for both the Public and Private Warrants.

COVID-19 Risks and Uncertainties

Since January 2020, the Corona Virus (COVID-19) has spread worldwide. The strict measures to stop the spread of COVID-19 adopted in several countries where the Group operates have resulted in the majority of the Group’s workforce working from home with a small number of teams with special purposes for development of the Lilium Jet remaining onsite. Modern forms of communication enabled contact to be maintained between various members of staff and deadlines defined before the period during which employees were working from home have been complied with. We continue to take actions as may be required or recommended by government authorities or in the best interests of our employees and business partners but COVID-19 could also affect the operations of our suppliers and business partners which may result in delays or disruptions in the supply chain of our components and delay the development and rollout of a vertiport network and commercial operations. The potential delay did not trigger an impairment of assets. Additional costs were incurred related to health, safety and transportation of employees which remained onsite, however, the impact of these did not materially impact these consolidated financial statements.

The current uncertainty regarding the consequences and duration of COVID-19 has negatively impacted the ability to develop a precise forecast for product development. Based on COVID-19 developments throughout 2020 and 2021 and the latest developments, the Group is expecting that business operation can be continued, no other impacts have been considered relevant.

War in Ukraine

Near the end of February 2022, a war started between Ukraine and Russia, and the tensions between Russia and the Western world are rising. Bilateral sanctions between Russia and Western countries worsen the business conditions worldwide, especially for companies working in Russia or with Russian companies.

Currently, we do not see any major direct impact on Lilium’s business; Lilium has no suppliers in Russia or Ukraine. Nonetheless, the general worldwide economic climate worsens as well and already leads to increasing prices for raw materials and other parts provided by suppliers.